Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss	12 Months Ended
Dec. 31, 2025
Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss
Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss
11. Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss

Accounting policy:

Impairment

The recoverable amount is determined through value in use calculations, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and past performance. Discounted cash flows were prepared over a ten-year period and carried forward in perpetuity. Management understands the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.

The Company reviews impairment indicators for intangible assets with defined useful lives and property, plant and equipment on an annual basis. In addition, goodwill and intangible assets with an indefinite useful life are subjected to an impairment test. An impairment occurs when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the greater of its fair value less costs to sell and its value in use.

The assumptions used in discounted cash flow projections - estimates of future business performance, cash generation, long-term growth, and discount rates - are utilized in the company's assessment of impairment as of the date of the financial position. The primary assumptions used to determine the recoverable value of the various cash-generating units to which goodwill is allocated are described in the following section.

11.1 Property, plant and equipment

Accounting policy:

Recognition and measurement

Property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditures are only capitalized when it is probable that the associated future economic benefits flow to the company. Ongoing repairs and maintenance expenses are recorded as they are incurred.

Borrowing costs directly attributable to the acquisition, construction, or production of qualifying assets are capitalized to the cost of those assets until the date they are ready for their intended use or sale. Qualifying assets are those that necessarily require a substantial period of time to get ready for use or sale.

When borrowings at variable interest rates are used to finance a qualifying asset and designated in an effective cash flow hedge of interest rate risk, the effective portion of the derivative is recognized in other comprehensive income and reclassified to profit or loss when the qualifying asset affects profit or loss. When borrowings at fixed interest rates are used to finance a qualifying asset and designated in an effective fair value hedge of interest rate risk, the capitalized borrowing costs reflect the hedged interest rate.

Property, plant and equipment are depreciated from the date they are available for use or, in the case of constructed assets, from the date the asset is completed and ready for use.

Depreciation is calculated based on the carrying amount of property, plant and equipment, net of estimated residual values, using the straight-line method over the asset’s estimated useful life. Depreciation expense is recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Land is not depreciated.

Methods of depreciation, such as useful lives and residual values, are reviewed at the end of each fiscal year or when there is a significant change without an expected consumption pattern, such as a relevant incident or technical obsolescence. If applicable, any adjustments are recorded as changes to accounting estimates.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and improvements	2% - 18%
Machinery, equipment and facilities	3% - 33%
Freight cars	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
Furniture and utensils	10% - 15%
Computer equipment	20%
Other	10% - 20%

a) Reconciliation of carrying amount:
	Consolidated
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2024	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391
Additions	5,626	3,787	—	—	6,673,050	4,657	6,687,120
Write-offs	(9,310)	(81,099)	(519,465)	(209,845)	(11,116)	(46,538)	(877,373)
Transfers	299,824	1,823,557	997,886	1,171,698	(4,371,472)	48,655	(29,852)
Impairment	—	—	—	—	(6,155)	—	(6,155)
Exchange differences	54,373	101,257	—	—	10,534	67,187	233,351
Balance as of December 31, 2024	2,568,098	3,946,765	9,176,942	13,814,183	7,080,796	812,698	37,399,482
Additions	4,433	19,031	—	—	6,804,853	2,789	6,831,106
Write-offs	(36,980)	(183,846)	(217,586)	(5,729)	(82,843)	(82,330)	(609,314)
Transfers (i)	(3,282)	543,847	1,813,920	1,771,884	(3,385,532)	(229,193)	511,644
Exchange differences	(23,278)	(43,258)	—	—	(6,566)	(30,377)	(103,479)
Business combination	69,516	40,808	—	—	29	7,398	117,751
Balance as of December 31, 2025	2,578,507	4,323,347	10,773,276	15,580,338	10,410,737	480,985	44,147,190
Depreciation
Balance as of January 1, 2024	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)
Additions	(57,606)	(222,846)	(627,303)	(938,312)	—	(66,861)	(1,912,928)
Write-offs	4,041	73,206	457,597	5,099	—	37,199	577,142
Transfers	5,401	(6,881)	(23,170)	—	—	2,182	(22,468)
Exchange differences	(15,028)	(41,044)	—	—	—	(35,840)	(91,912)
Impairment	—	(213,621)	(891,604)	(1,267,439)	(401,513)	(3,706)	(2,777,883)
Balance as of December 31, 2024	(690,143)	(1,318,421)	(4,951,433)	(6,711,147)	(414,892)	(294,430)	(14,380,466)
Additions	(67,006)	(310,324)	(685,250)	(754,132)	—	(57,186)	(1,873,898)
Write-offs	29,568	139,817	233,214	(49,980)	—	57,967	410,586
Transfers (i)	4,802	5,121	(438,372)	55,882	—	387	(372,180)
Exchange differences	5,693	16,857	—	—	—	15,507	38,057
Impairment	(64,945)	(109,882)	(197,843)	(513,152)	(287,603)	(139)	(1,173,564)
Balance as of December 31, 2025	(782,031)	(1,576,832)	(6,039,684)	(7,972,529)	(702,495)	(277,849)	(17,351,465)
Balance as of December 31, 2024	1,877,955	2,628,344	4,225,509	7,103,036	6,665,904	518,268	23,019,016
Balance as of December 31, 2025	1,796,476	2,746,515	4,733,592	7,607,809	9,708,242	203,091	26,795,725

(i)	The remaining balance in the transfers line includes the amount of R$ 105,029 for recoverable taxes, R$ 69,881 from intangible assets, and R$ 314,374 from right-of-use.
b) Capitalization of borrowing costs:

In the fiscal year ended December 31, 2025, borrowing costs capitalized by the subsidiary Rumo totaled R$ 367,598, at an average rate of 14.73% (R$ 95,138 and 11.80% p.a. as of December 31, 2024), while its indirect subsidiary Biometano capitalized R$ 22,262 at a weighted average annual rate of 7.69% (R$ 39,617 and 7.36% in the fiscal year ended December 31, 2024 through its indirect subsidiary TRSP).

11.2 Intangible assets and goodwill

Accounting policy:

a) Goodwill

Goodwill is initially recognized and measured in accordance with Note 9.2.

Goodwill is not amortized, but it is tested for impairment at least annually. For the purposes of impairment testing, goodwill is allocated to each of the Company’s cash-generating units (or groups of cash-generating units) that are expected to benefit from the synergies of the business combination. The cash-generating units to which goodwill has been allocated are tested annually for impairment, or more frequently when there is an indication that the unit may be impaired.

If the recoverable amount of the cash-generating unit is lower than its carrying amount, the impairment loss is first allocated to reduce the carrying amount of the goodwill allocated to the unit and then to the other assets of the unit, on a pro rata basis according to their carrying amounts. Impairment losses on goodwill cannot be reversed in subsequent periods

b) Other intangible assets

Other acquired intangible assets with a short useful life are measured at cost, less accumulated amortization and any accumulated impairment losses.

c) Customer relationships

The subsidiaries in the Gas Distribution segment have made investments to enable customers to connect to the gas distribution network, which is necessary to allow natural gas to be supplied from the existing network.

The costs associated with the customer portfolio and right-of-use and operation contracts are considered as intangible assets and amortized over the contract's term.

d) Concession Rights

Some subsidiaries of the Cosan group have public concession contracts for the gas distribution service in which the Granting Authority controls which services will be provided and the price, in addition to holding significant participation in the infrastructure at the end of the concession. These concession contracts represent the right to charge users for gas supply during the contract term. Thus, the subsidiaries recognize this right as an intangible.

The assets acquired or constructed underlying the concession necessary for the distribution of gas are amortized to correspond to the period in which the future economic benefits of the asset are expected to be reverted to the subsidiaries, or the final term of the concession, whatever happens first. This period reflects the economic life of each of the underlying assets that make up the concession. This economic service life is also used by regulatory bodies to determine the basis of measurement of the tariff for the provision of the services object of the concession.

The amortization is recognized by the linear method and reflects the expected standard for the use of future economic benefits, which corresponds to the useful life of the assets that make up the infrastructure according to the provisions of the regulatory body.

The amortization of assets is discontinued when the respective asset is used or downloaded in full and is no longer included in the basis of calculation of the tariff for the provision of concession services, whichever occurs first.

e)Railway Concession Rights

Railway concession rights were fully allocated to the Rumo Malha Norte concession and amortized in a straight-line basis until the end of the concession in 2079.

f) Port authorization and license

The license that authorizes the installation of a private port terminal, with no expiration date as long as the property is used for this purpose.

Use and operation right contracts arising from business combinations are initially recognized as intangible assets at fair value and amortized over the term of the contract.

g)Supply Contracts

The subsidiary Biometano Verde Paulínia has entered into a purchase and sale agreement for biogas produced at the Paulínia landfill, where the purification plant is located. The contract has a term of 20 years, and its amortization is conditional upon the commencement date of operations.

h) Amortization

Except for goodwill and intangible assets with indefinite useful life, intangible assets are amortized using a straight-line method over their estimated useful lives, beginning on the date they are acquired or made available for use.

i) Assets with an indefinite useful life.

Intangible assets with an indefinite useful life are not amortized, but are tested annually for impairment losses. This sub-group is made up of goodwill and trademarks and patents. The Company expects these brands and patents to generate positive cash flows for as long as the Company retains ownership, contributing indefinitely to its cash flows since they are consolidated brands in the markets in which they are present.

At each reporting date, the depreciation methods, useful lives, and residual values are evaluated and adjusted as necessary.

	Consolidated
	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Supply Agreement	Other	Total
Cost
Balance as of January 1, 2024	1,391,974	24,297,484	243,044	155,480	2,630,947	574,363	635,380	29,928,672
Additions	—	12,088	—	—	87,146	—	90,575	189,809
Write-offs	—	(141,588)	—	—	(81)	—	(5,814)	(147,483)
Transfers	7,824	3,296,505	—	1,249	19,313	—	—	3,324,891
Exchange differences	—	1,431,644	(3,235)	—	(17)	—	41,662	1,470,054
Assets held for sale	185,223	11,500	28,403	39,341	341,454	—	25,940	631,861
Balance as of December 31, 2024	1,585,021	28,907,633	268,212	196,070	3,078,762	574,363	787,743	35,397,804
Additions	—	583	—	—	94,344	—	109,315	204,242
Write-offs	(4,419)	(152,365)	—	(284)	—	—	(375)	(157,443)
Business combination	264,992	—	—	14,280	58,110	—	2,207	339,589
Transfers (i)	(156)	1,518,316	(14,177)	—	39,698	—	41,208	1,584,889
Exchange differences	(81,549)	(5,872)	(6,613)	(16,615)	(159,510)	—	(8,558)	(278,717)
Balance as of December 31, 2025	1,763,889	30,268,295	247,422	193,451	3,111,404	574,363	931,540	37,090,364
Amortization
Balance as of January 1, 2024	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	—	(440,494)	(7,278,385)
Additions	—	(960,471)	(6,978)	—	(364,926)	—	(44,359)	(1,376,734)
Write-offs	—	87,433	—	—	—	—	659	88,092
Business combination	—	(391,372)	—	—	—	—	3,264	(388,108)
Transfers	—	—	—	—	—	—	(762)	(762)
Exchange differences	—	(11,500)	(9,674)	—	(82,913)	—	(2,597)	(106,684)
Impairment	—	—	—	—	—	—	(4,438)	(4,438)
Balance as of December 31, 2024	—	(6,752,828)	(79,868)	(9,201)	(1,736,395)	—	(488,727)	(9,067,019)
Additions	—	(1,077,772)	(6,963)	(683)	(284,047)	—	(70,238)	(1,439,703)
Write-offs	—	78,446	—	—	—	—	306	78,752
Transfers (i)	—	5,329	—	—	—	—	(43)	5,286
Exchange differences	—	5,872	(1,229)	—	47,306	—	1,038	52,987
Impairment	—	—	—	—	—	—	(14,041)	(14,041)
Balance as of December 31, 2025	—	(7,740,953)	(88,060)	(9,884)	(1,973,136)	—	(571,705)	(10,383,738)
Balance as of December 31, 2024	1,585,021	22,154,805	188,344	186,869	1,342,367	574,363	299,016	26,330,785
Balance as of December 31, 2025	1,763,889	22,527,342	159,362	183,567	1,138,268	574,363	359,835	26,706,626

(i)	The amount shown in the "Transfers" lines includes the following transactions: R$ 1,634,254 transferred from contract assets; R$ 137,157 transferred to financial assets; R$ 69,881 transferred from fixed assets; R$ 55,062 reclassified from recoverable taxes; and R$ 31,865 transferred to assets held for sale.

a)Amortization methods and useful lives:

Intangible asset (except goodwill)	Annual amortization rate	December 31, 2025	December 31, 2024
Concession Rights
Compass	From 3.54% a 4.58%	16,254,789	15,762,227
Rumo	1.59%	6,272,553	6,392,578
		22,527,342	22,154,805
Licenses and authorizations
Port operating license	3.70%	44,375	44,375
Moove	5.00%	114,987	143,969
		159,362	188,344
Brands and patents
Comma	Indefinity	56,577	59,255
Petrochoice	Indefinity	110,803	125,175
Tirreno	Indefinity	2,439	2,439
Pax	Indefinity	13,253	—
Tamco	Indefinity	495	—
		183,567	186,869
Customer relationships
Compass	20.00% a 50.00%	228,220	234,533
Moove	20.00% a 30.00%	910,048	1,107,834
		1,138,268	1,342,367
Supply contract
Compass	5.00% (i)	574,363	574,363
		574,363	574,363
Other
Software license	20.00%	230,983	220,084
Other	20.00%	128,852	78,932
		359,835	299,016
Total		24,942,737	24,745,764

(i)	The amortization of the contract is conditional upon the commencement of supply.

b) Goodwill and intangibles with an indefinite useful life:

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	December 31, 2025		December 31, 2024
	Goodwill	Brands and patents	Goodwill	Brands and patents
CGU Moove	1,626,168	183,567	1,447,300	186,869
CGU Compass	100,192	—	100,192	—
CGU Rumo	37,529	—	37,529	—
	1,763,889	183,567	1,585,021	186,869

The Company's future cash flow projections generally apply growth rates of 3.36% (3.55% as of December 31, 2024), which in no case are increasing or exceeding the average long-term growth rates for the sector and country in question.

Cash flows are discounted at a given rate, before taxes, to calculate their present value. The discount rates, before taxes and expressed in nominal terms, ranged from 11.00% to 13.18% as of December 31, 2025 (from 10.90% to 13.43% as of December 31, 2024).

The main assumptions for the first year of the financial model consider inflation and Gross Domestic Product (“GDP”) by region where CGU is located, in addition to the Cosan Group's market strategies and opportunities. The main assumptions considered for the remaining years of the model are related to inflation and market growth in the sector. The discount rate used is WACC, for which the main assumptions are: risk-free rate, market risk premium, and inflation. Most of the assumptions are obtained from external sources of information.

Future cash flows were constructed considering: (i) EBITDA for the cash-generating unit, adjusted for other relevant operating cash items and recurring capital expenditures; (ii) the Cosan Group's discount rate (WACC) before taxes; and (iii) a growth rate calculated using the inflation index by region.

The annual impairment test used the following assumptions:

Premises	% annual
Risk-free rate (T-Note 10y)	3.67%
Inflation (Brazil)	3.76%
Inflation (US)	2.22%
Inflation (UK)	2.12%
Country risk Prize (BR)	3.70%
Country risk Prize (UK)	0.89%
Country risk Prize (ARG)	14.80%
Market risk Prize	3.73%
Tax rate (BR)	34.00%
Tax rate (UK)	25.00%
Tax rate (ARG)	35.00%

For Moove, we performed a sensitivity analysis on key assumptions, the Weighted Average Cost of Capital (WACC), and the Compound Annual Growth Rate (CAGR). The analyses indicate that, in the case of the North America CGU, either an increase of 2.1% in the WACC, on a nominal pre-tax basis, or a decrease in the CAGR of unit revenue growth over the five-year period to below 0.8%, would represent scenarios in which a reduction in the recoverable amount could occur. A CAGR of 1.3% was applied in the impairment test. For the other CGUs, management does not expect reasonably possible changes in key assumptions to result in a reduction of the recoverable amount.

Determining the recoverability of assets depends on certain key assumptions that are influenced by the market, technological, and economic conditions prevailing at the time this recovery is tested; therefore, it is not possible to predict whether there will be future losses due to a reduction in recoverability and, if so, whether they would be material.

Except for the provisions presented in Note 11.6, the Company did not identify any additional impairment indicators during the year ended December 31, 2025. Consequently, no impairment test was required for the remaining PP&E, rights of use and intangible assets with a defined useful life.

11.3 Contract assets

Accounting policy:

Contract assets represent the Company’s contractual right, through its subsidiaries, related to construction work in progress related to the gas distribution concession. They are measured at acquisition cost, including borrowing costs capitalized against construction revenue.

Until the contract assets enter into operation and can be considered in the tariff-setting base for the provision of the services under the concession, the amounts represent a contractual right to receive cash from the granting authority.

When the assets enter into operation, the portion that is amortizable over the term of the concession is transferred to intangible assets, while the amortizable portion that exceeds the concession term is converted into a financial asset, as it represents a receivable from the granting authority.

	Compass	Moove	Total
Balance as of January 1, 2024	1,041,421	10,684	1,052,105
Additions	1,602,284	16,564	1,618,848
Write-offs	(4,650)	(22,881)	(27,531)
Transfers	(1,585,219)	—	(1,585,219)
Business combination	56,627	—	56,627
Balance as of December 31, 2024	1,110,463	4,367	1,114,830
Additions	1,568,285	15,249	1,583,534
Write-offs	1,837	(16,773)	(14,936)
Transfers (i)	(1,638,815)	—	(1,638,815)
Balance as of December 31, 2025	1,041,770	2,843	1,044,613

(i)	The amount indicated in the transfer line includes R$ 1,634,254 transferred to intangible assets, R$ 7,913 reallocated to inventory and R$ 3,352 in recoverable taxes.

During the fiscal year ended December 31, 2025, the Company's subsidiaries added R$ 181,505 to intangible assets (R$ 137,399 in the fiscal year ended December 31, 2024) through workforce capitalization.

a) Capitalization of borrowing costs

During the fiscal year ended December 31, 2025, Comgás, an indirectly controlled subsidiary of the Company, capitalized R$ 79,018 in borrowing costs at a weighted average interest rate of 13.78% per annum (R$ 78,980 at 10.47% per annum in the fiscal year ended December 31, 2024).

During the fiscal year ended December 31, 2025, Sulgás, an indirectly controlled subsidiary of the Company, capitalized R$ 2,965 in borrowing costs at a weighted average interest rate of 12.20% p.a. (R$ 2,908 at 5.81% p.a. in the fiscal year ended December 31, 2024).

11.4 Right-of-use assets

Accounting policy:

The right-of-use asset is initially measured at cost, which includes:

  The initial measurement value of the lease liability, adjusted for any lease payments made up to the commencement date;
  Any initial direct costs incurred by the lessee;
  An estimate of the costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site where it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease;
  Less any lease incentives received.

The right-of-use asset is then depreciated on a straight-line basis from the date of commencement until the end of the lease term, unless the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, or if the cost of the lease right-of-use asset reflects the likelihood that the lessee will exercise the purchase option. In this instance, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined in the same manner as property, plant, and equipment. In addition, the right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and impairment losses, if any.

Railway concessions are usually classified and measured under Interpretation IFRIC 12 - Service Concession Arrangements. However, as they do not meet the criteria defined in this interpretation, the Company recognized its concession contracts as a right-of-use asset.

	Consolidated
	Land, buildings and improvements	Machinery, equipment and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port	Total
Cost
Balance as of January 1, 2024	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004
Additions	54,516	62,354	4,420	—	98,445	60,465	801,375	1,081,575
Contractual adjustments	3,928	298	9,412	1,771	20	—	82,927	98,356
Write-offs	(14,196)	(550)	—	—	(190)	—	—	(14,936)
Business combination	21,531	—	—	—	2,626	—	—	24,157
Exchange differences	63,156	5,992	—	—	15,632	—	—	84,780
Balance as of December 31, 2024	646,024	589,214	957,260	87,720	176,697	1,594,434	8,980,587	13,031,936
Additions	132,165	31,900	—	—	105,274	59,482	150,410	479,231
Contractual adjustments	9,737	60,571	10,494	259	(7,172)	—	178,776	252,665
Write-offs	(20,583)	(44,941)	—	—	(332)	—	—	(65,856)
Transfers (i)	—	—	(686,837)	—	—	—	—	(686,837)
Exchange differences	(32,420)	(4,048)	—	—	(15,616)	—	—	(52,084)
Fair value adjustment	10,063	13	—	—	168	—	—	10,244
Balance as of December 31, 2025	744,986	632,709	280,917	87,979	259,019	1,653,916	9,309,773	12,969,299

Amortization
Balance as of January 1, 2024	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)
Additions	(107,047)	(59,510)	(33,829)	(4,499)	(17,581)	(78,030)	(308,047)	(608,543)
Write-offs	3,610	247	(2,761)	—	1,872	—	—	2,968
Exchange differences	(25,523)	(3,616)	—	—	(3,473)	—	—	(32,612)
Business combination	(4,902)	—	—	—	(726)	—	—	(5,628)
Impairment	—	—	—	—	—	—	(184,884)	(184,884)
Balance as of December 31, 2024	(321,130)	(209,627)	(505,145)	(29,853)	(54,645)	(116,379)	(1,836,406)	(3,073,185)
Additions	(132,054)	(73,751)	(16,318)	(4,788)	(56,070)	(81,278)	(256,778)	(621,037)
Write-offs	10,421	23,373	—	—	1,470	—	—	35,264
Transfers (i)	—	—	372,463	—	—	—	—	372,463
Exchange differences	16,214	2,430	—	—	1,748	—	—	20,392
Impairment	(627)	(134)	(253)	—	—	—	(39,253)	(40,267)
Balance as of December 31, 2025	(427,176)	(257,709)	(149,253)	(34,641)	(107,497)	(197,657)	(2,132,437)	(3,306,370)

Balance as of December 31, 2024	324,894	379,587	452,115	57,867	122,052	1,478,055	7,144,181	9,958,751
Balance as of December 31, 2025	317,810	375,000	131,664	53,338	151,522	1,456,259	7,177,336	9,662,929

(i)	The amount indicated in the transfer line includes R$ (314,374) transferred to fixed assets.
11.5 Investment properties

Accounting policy:

Investment properties are initially value at cost, including transaction costs. Upon initial recognition, investment properties are measured at fair value, which reflects market conditions at the reporting date, with changes recorded in the statement of profit or loss.

Revenue from the sale of agricultural properties is recognized in profit or loss only when the following conditions are met:

i. the sale is complete;

ii. the Company determines that payment by the buyer is probable;

iii. the revenue can be reliably measured; and

iv. the Company has transferred all risks associated with the property to the buyer and no longer has any involvement with the property.

The gains from the sale of agricultural properties are reported as net income on the statement of profit or loss, while the costs are reported as cost of properties sold.

The fair value of agricultural properties was determined using the direct comparative method of market data applied to transactions involving comparable properties (type, location, and quality of property) and, to a lesser extent, using sales quotes for potential transactions involving comparable assets (level 3).

The methodology used to determine fair value considers significant assumption such as direct comparisons of market information, such as price market surveys, value normalization, spot market prices, and other assumptions, such as sales, distances, infrastructure, land access, topography and soil conditions, land use (type of crop), and rainfall levels, among other data. This methodology is in accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas, or "ABNT").

The discount rate was 9.25% p.a. on December 31, 2025 (6.06% p.a. and 10.40% p.a. on December 31, 2024).

The portfolio is evaluated annually by external specialists and periodically by internal professionals who are technically qualified to conduct this type of evaluation.

Investment properties
Balance as of January 1, 2024	15,976,126
Change in the fair value of investment properties	1,273,033
Additions	7,055
Transfers	(437,080)
Write-offs	(215)
Balance as of December 31, 2024	16,818,919
Change in the fair value of investment properties	1,441,276
Additions	16,463
Transfers (Note 8)	(50,403)
Write-offs	(4,474)
Balance as of December 31, 2025	18,221,781
11.6 Impairment loss

We present the summarized composition for the Consolidated:

December 31, 2025
Consolidated
Rumo Malha Sul S.A .	1,227,872
TUP Porto São Luís S.A.	265,880
Total	1,493,752

Rumo Malha Sul S.A.

Extreme weather events that occurred in the second quarter of 2024 caused significant damage to the railway infrastructure of Rumo Malha Sul S.A. (“Rumo Malha Sul”), located in the state of Rio Grande do Sul.

The extent of the damage, coupled with the high reconstruction costs, has generated uncertainty regarding the renewal of the railway concession, whose initial expiration date is set for February 2027, although the subsidiary Rumo S.A. continues to make its best efforts in this process.

In the fiscal year ended December 31, 2025, Rumo Malha Sul identified persistent impairment indicators, fully recognizing the impairment loss on the asset arising from the railway concession. The total amount of the loss recognized in the year's results was R$ 1,227,872.

The recoverable amount of the unit was determined from its value in use, obtained through discounted cash flow, prepared basis on updated projections approved by Management. The last projection made, until the full recognition of the asset impairment provision , used the following main assumptions:

  Projection period: until February 2027.
  Volume: A decline in unit volume is expected in 2025, followed by a recovery with 7.1% growth in 2026, basis on management's expectations for market development.
  Selling price: considers a 0.8% drop in the average price by 2026 and is basis on current industry trends and includes inflation forecasts for Brazil.
  Variable costs and maintenance: included according to historical data and without capacity increases.
  The projected investments relate to the maintenance of the Concession and are based on the historical experience of Rumo's Management. The investments do not include capacity increases. No incremental revenue or cost savings were considered in the value-in-use model as a result of this expenditure.
  The nominal Discount rate of 14.26%, estimated using the weighted average cost of capital.

TUP Porto São Luís S.A.

As of December 31, 2025, the Company assessed the fair value less costs to sell of its interest in TUP Porto São Luís S.A. (Porto São Luís), classified as an asset held for sale. The fair value was determined basis on a non-binding offer, considered the best available evidence of the price that would be charged by market participants, adjusted for estimated disposal costs.

As a result of this assessment, an impairment loss of R$ 265,880 was recognized.